SALARIES AND SOCIAL SECURITY PAYABLES - Payables (Details) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current
Salaries, annual complementary salaries, vacation, bonuses and their social security payables	$ 255,769	$ 231,238
Termination benefits	20,194	10,828
Total current salaries and security payables	275,963	242,066
Non-current
Termination benefits	11,548	9,904
Total non-current salaries and security payables	11,548	9,904
Total salaries and social security payables	$ 287,511	$ 251,970